UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03883

DWS Communications Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Communications Fund

	Shares	Value ($)

Common Stocks 96.6%
Communications Equipment 1.1%
Harris Corp.	36,800	1,383,680
Internet 1.0%
Fastweb*	47,617	1,338,466
Media 7.3%
Liberty Global, Inc. "A"*	27,600	622,932
Time Warner Cable, Inc.	63,500	2,736,215
Vivendi	205,293	6,366,053

		9,725,200
National Carriers 51.6%
Belgacom SA	100,100	3,900,395

Cincinnati Bell, Inc.*	402,700	1,409,450
Comstar United Telesystems OJSC (GDR)	1,052,641	5,526,365
Deutsche Telekom AG (ADR)	352,300	4,812,418
Deutsche Telekom AG (Registered)	658,300	9,000,508
Elisa Oyj	98,700	2,026,892
Freenet AG*	143,363	1,959,328
Hellenic Telecommunications Organization SA	136,600	2,266,569
Maxcom Telecomunicaciones SAB de CV (ADR)* (a)	330,000	1,145,100
Qwest Communications International, Inc. (a)	1,594,100	6,073,521
Telecom Corp. of New Zealand Ltd.	1,395,600	2,681,092
Telecom Italia SpA	4,153,800	7,297,488
Telefonica SA	194,830	5,377,759
Telekom Austria AG	368,400	6,648,266
Telenor ASA*	377,200	4,379,478
Telephone & Data Systems, Inc.	40,100	1,243,501
Telstra Corp., Ltd.	912,000	2,627,045

		68,375,175
Semiconductors 2.0%
Dialog Semiconductor PLC*	306,200	2,060,258
Lam Research Corp.* (a)	19,900	679,784

		2,740,042
Specialty Services 5.4%
Cbeyond, Inc.* (a)	37,800	609,714
Tele2 AB "B"	493,600	6,561,598

		7,171,312
Wireless Services 28.2%
Leap Wireless International, Inc.* (a)	69,600	1,360,680
MetroPCS Communications, Inc.* (a)	733,500	6,865,560
Motorola, Inc.	178,700	1,535,033
Orascom Telecom Holding SAE (GDR) REG S	38,000	1,182,464
Research In Motion Ltd.*	48,000	3,242,400
Sprint Nextel Corp.*	741,000	2,926,950
Syniverse Holdings, Inc.*	72,700	1,272,250
Turkcell Iletisim Hizmetleri AS (ADR)	158,800	2,837,756
Virgin Mobile USA, Inc. "A"* (a)	677,617	3,388,085
Vodafone Group PLC	5,718,114	12,833,857

		37,445,035

Total Common Stocks (Cost $124,190,227)		128,178,910
Participatory Note 1.1%
Communications Equipment
Mobile Telecommunications Co. (issuer Merrill Lynch International & Co.), Expiration Date 12/6/2010* (Cost $1,204,591)	318,600	1,438,320
Call Options Purchased 0.0%
National Carriers
Deutsche Telekom AG, Expiration Date 10/17/2009, Strike Price $15.0 (Cost $55,460)	2,900	29,000
Securities Lending Collateral 11.9%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $15,763,866)	15,763,866	15,763,866

Cash Equivalents 1.7%
Cash Management QP Trust, 0.18% (b) (Cost $2,227,103)	2,227,103	2,227,103
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $143,441,247) †	111.3	147,637,199
Other Assets and Liabilities, Net	(11.3)	(15,041,312)

Net Assets	100.0	132,595,887

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $154,482,390. At September 30, 2009, net unrealized depreciation for all securities based on tax cost was $6,845,191. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,037,798 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,882,989.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $14,941,504 which is 11.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Communications Equipment	$ 1,383,680	$ 1,438,320	$ —	$ 2,822,000
Internet	—	1,338,466	—	1,338,466
Media	3,359,147	6,366,053	—	9,725,200
National Carriers	20,210,355	48,164,820	—	68,375,175
Semiconductors	679,784	2,060,258	—	2,740,042
Specialty Services	609,714	6,561,598	—	7,171,312
Wireless Services	24,611,178	12,833,857	—	37,445,035
Other Receivable	—	—	2,160,820	2,160,820
Short-Term Investments(d)	15,763,866	2,227,103	—	17,990,969
Derivatives(e)	29,000	—	—	29,000
Total	$ 66,646,724	$ 80,990,475	$ 2,160,820	$ 149,798,019
(d)	See Investment Portfolio for additional detailed categorizations.

(e)	Derivatives include value of open options purchased.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Other Receivable
Balance as of December 31, 2008	$ —
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	1,109,551
Amortization premium/ discount	—
Net purchases (sales)	—
Net transfers in (out) of Level 3	1,051,269
Balance as of September 30, 2009	$ 2,160,820
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2009	$ 1,109,551

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Options
Equity Contracts	$ (26,460)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Communications Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009